Statement of Operations (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended
Jun. 30, 2012
Net Interest Income:
Interest income	$ 6,850
Interest expense	725
Net Interest Income	6,125
Other Income (Loss):
Realized gain on sale of Residential mortgage-backed securities and other securities, net	1,120
Other loss on Residential mortgage-backed securities	(605)
Unrealized gain on Residential mortgage-backed securities and other securities, net	3,925
Loss on derivative instruments (includes ($5,408) mark-to-market adjustments on derivative instruments), net	(5,313)
Other Income (Loss), net	(873)
Operating Expenses:
General and administrative (includes $54 non-cash stock based compensation)	584
Total Operating Expenses	991
Net income available to Common Stock and participating securities	$ 4,261
Earnings per Common Share - Basic and Diluted (in dollars per share)	$ 0.41
Basic and diluted weighted average number of common shares outstanding (in shares)	10,334,824